Conservative Allocation Fund
GuideStone Funds Conservative Allocation Fund
Investment Objective
The Conservative Allocation Fund seeks current income and modest capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses Conservative Allocation Fund		Institutional Class	Investor Class
Management fee		0.10%	0.10%
Other expenses		0.10%	0.31%
Acquired Fund fees and expenses		0.59%	0.59%
Total annual operating expenses		0.79%	1.00%
Fee waiver & expense reimbursement	[1]	none	(0.06%)
Total annual operating expenses	[2][3]	0.79%	0.94%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.35% for the Investor Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The "Fee waiver & expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's investment in the Flexible Income Fund and/or the Global Natural Resources Equity Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.
[2]	(after fee waiver & expense reimbursement)
[3]	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Conservative Allocation Fund (USD $)	Institutional Class	Investor Class
1 Year	81	96
3 Years	252	312
5 Years	439	547
10 Years	978	1,219

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed-income securities with a smaller percentage of equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	55%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	39%	25-55%
Medium-Duration Bond	11%	5-25%
Global Bond	3%	0-10%

U.S. Equity Select Funds(2)(3)	18%	10-30%
Defensive Market Strategies	9%	2-20%
Value Equity	4%	0-10%
Growth Equity	4%	0-10%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Funds(2)	7%	2-15%
International Equity	5%	0-10%
Emerging Markets Equity Fund	2%	0-10%

Real Assets Select Funds(1)(2)	20%	10-30%
Inflation Protected Bond	10%	5-25%
Flexible Income	5%	2-15%
Real Estate Securities	1%	0-10%
Global Natural Resources Equity	4%	0-10%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  Because the Fund owns Select Funds that invest in senior secured and unsecured floating rate loans (“Senior Loans”), the Fund will be exposed to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are often below investment grade and are considered to be inherently speculative. In addition, the Fund’s exposure to Senior Loans may heighten the Fund’s collateral and liquidity risks. There is a risk that the value of the collateral securing a Senior Loan may decline after investment and that the collateral may not be sufficient to cover the amount owed. Regarding liquidity risk, Senior Loans may not have an active trading market and are generally subject to restrictions on transfer, so they may not be sold at a time when it is desirable to do so or may only be sold at prices that are less than what is thought to be their fair value.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns a Select Fund that invests in natural resources companies, the Fund will be exposed to certain risks associated with those industries. Natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Investor Class Annual Total Return years ended 12/31
[1]	Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.

Best Quarter: 8.00% 6/2009	Worst Quarter: (5.97)% 12/2008

Average Annual Total Returns as of 12/31/14
Average Annual Total Returns Conservative Allocation Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class	[1]	1.40%	4.17%	3.77%	3.84%	Aug. 27, 2001
Investor Class after taxes on distributions	[1][2]	0.28%	3.09%	2.48%	2.55%	Aug. 27, 2001
Investor Class after taxes on distributions and sale of Fund shares	[1][2]	1.21%	3.03%	2.73%	2.74%	Aug. 27, 2001
Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	2.24%	4.37%	4.19%	4.15%	Aug. 27, 2001
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[1]	0.62%	1.06%	2.54%	2.74%	Aug. 27, 2001
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[1]	12.56%	15.63%	7.94%	6.82%	Aug. 27, 2001
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[1]	(3.87%)	4.43%	5.13%	6.26%	Aug. 27, 2001
[1]	Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements ("IRAs").